Federated Government Ultrashort Duration Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.4%
		Federal National Mortgage Association ARM—0.4%
$ 99,566		2.759%, 9/1/2027	$100,059
707,013		3.039%, 4/1/2033	710,423
208,881		3.325%, 7/1/2033	214,170
163,646		3.546%, 5/1/2040	168,424
30,504		3.546%, 5/1/2040	31,400
126,556		3.546%, 8/1/2040	130,390
12,338		3.840%, 2/1/2033	12,994
7,638		3.915%, 12/1/2032	7,979
254,110		4.020%, 4/1/2024	258,336
437,622		4.391%, 9/1/2037	459,814
280,727		4.397%, 9/1/2035	295,088
116,427		4.470%, 6/1/2036	121,821
13,952		4.532%, 8/1/2032	14,313
310,947		4.587%, 6/1/2036	327,477
606,767		4.609%, 8/1/2034	639,022
28,982		4.672%, 5/1/2036	30,488
103,456		4.695%, 3/1/2033	108,236
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,594,298)	3,630,434
		COLLATERALIZED MORTGAGE OBLIGATIONS—46.3%
	[1]	Fannie Mae—0.3%
167,394		Fannie Mae BA 4035, Class FB, 2.126% (1-month USLIBOR +0.500%), 8/25/2039	167,692
114,340		Fannie Mae FA, Class FD, 2.126% (1-month USLIBOR +0.500%), 9/25/2038	114,398
2,096,618		Fannie Mae GS 3381 GS, Class NF, 2.226% (1-month USLIBOR +0.600%), 2/25/2037	2,108,920
		TOTAL	2,391,010
	[1]	Federal Home Loan Mortgage Corporation REMIC—2.8%
8,077		Series 1146, Class E, 2.708% (1-month USLIBOR +1.050%), 9/15/2021	8,092
223,463		Series 1534, Class J, 2.558% (1-month USLIBOR +0.900%), 6/15/2023	224,598
220,537		Series 1632, Class FB, 2.858% (1-month USLIBOR +1.200%), 11/15/2023	222,144
141,412		Series 2111, Class MA, 2.158% (1-month USLIBOR +0.500%), 1/15/2029	142,520
144,486		Series 2111, Class MB, 2.158% (1-month USLIBOR +0.500%), 1/15/2029	145,619
147,561		Series 2111, Class MC, 2.158% (1-month USLIBOR +0.500%), 1/15/2029	148,717
84,852		Series 2286, Class FA, 2.058% (1-month USLIBOR +0.400%), 2/15/2031	85,240
10,857		Series 2292, Class KF, 1.876% (1-month USLIBOR +0.250%), 7/25/2022	10,850
206,432		Series 2296, Class FC, 2.158% (1-month USLIBOR +0.500%), 6/15/2029	207,733
310,130		Series 2326, Class FJ, 2.608% (1-month USLIBOR +0.950%), 6/15/2031	315,565
501,612		Series 2344, Class FP, 2.608% (1-month USLIBOR +0.950%), 8/15/2031	510,645
226,534		Series 2367, Class FG, 2.278% (1-month USLIBOR +0.620%), 6/15/2031	229,046
91,049		Series 2380, Class FI, 2.258% (1-month USLIBOR +0.600%), 6/15/2031	91,997
591,788		Series 2380, Class FL, 2.258% (1-month USLIBOR +0.600%), 11/15/2031	597,036
316,611		Series 2386, Class FE, 2.358% (1-month USLIBOR +0.700%), 6/15/2031	321,008
128,717		Series 2389, Class FI, 2.408% (1-month USLIBOR +0.750%), 6/15/2031	130,722
31,913		Series 2395, Class FT, 2.108% (1-month USLIBOR +0.450%), 12/15/2031	32,130
53,854		Series 2396, Class FL, 2.258% (1-month USLIBOR +0.600%), 12/15/2031	54,255
369,112		Series 2412, Class OF, 2.608% (1-month USLIBOR +0.950%), 12/15/2031	375,467
292,801		Series 2418, Class FO, 2.558% (1-month USLIBOR +0.900%), 2/15/2032	295,725

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation REMIC—continued
$177,621		Series 242, Class F29, 1.908% (1-month USLIBOR +0.250%), 11/15/2036	$177,439
133,594		Series 244, Class F22, 2.008% (1-month USLIBOR +0.350%), 12/15/2036	133,836
314,758		Series 244, Class F30, 1.958% (1-month USLIBOR +0.300%), 12/15/2036	315,127
107,693		Series 2451, Class FC, 2.658% (1-month USLIBOR +1.000%), 5/15/2031	109,741
11,072		Series 2452, Class FG, 2.208% (1-month USLIBOR +0.550%), 3/15/2032	11,193
163,795		Series 2460, Class FE, 2.658% (1-month USLIBOR +1.000%), 6/15/2032	167,093
80,045		Series 2470, Class FI, 2.058% (1-month USLIBOR +0.400%), 10/15/2026	80,398
109,182		Series 2470, Class FW, 2.658% (1-month USLIBOR +1.000%), 5/15/2031	111,184
104,537		Series 2470, Class FX, 2.658% (1-month USLIBOR +1.000%), 5/15/2031	106,453
164,531		Series 2470, Class GF, 2.658% (1-month USLIBOR +1.000%), 6/15/2032	167,844
89,042		Series 2471, Class FS, 2.158% (1-month USLIBOR +0.500%), 2/15/2032	89,737
414,635		Series 2475, Class FL, 2.658% (1-month USLIBOR +1.000%), 2/15/2032	422,911
276,423		Series 2476, Class FC, 2.658% (1-month USLIBOR +1.000%), 2/15/2032	281,940
174,174		Series 2477, Class FD, 2.058% (1-month USLIBOR +0.400%), 7/15/2032	175,106
239,468		Series 2479, Class FA, 2.058% (1-month USLIBOR +0.400%), 8/15/2032	240,630
80,195		Series 2481, Class FC, 2.658% (1-month USLIBOR +1.000%), 5/15/2031	81,396
191,266		Series 2493, Class F, 2.058% (1-month USLIBOR +0.400%), 9/15/2029	192,110
265,412		Series 2495, Class F, 2.058% (1-month USLIBOR +0.400%), 9/15/2032	266,377
170,264		Series 2498, Class HF, 2.658% (1-month USLIBOR +1.000%), 6/15/2032	173,692
98,188		Series 2504, Class FP, 2.158% (1-month USLIBOR +0.500%), 3/15/2032	98,959
351,306		Series 2526, Class FC, 2.058% (1-month USLIBOR +0.400%), 11/15/2032	353,109
302,107		Series 2530, Class FK, 2.058% (1-month USLIBOR +0.400%), 6/15/2029	303,134
485,589		Series 2551, Class FD, 2.058% (1-month USLIBOR +0.400%), 1/15/2033	487,896
215,184		Series 2571, Class FK, 2.158% (1-month USLIBOR +0.500%), 9/15/2023	215,832
87,245		Series 2610, Class FD, 2.158% (1-month USLIBOR +0.500%), 12/15/2032	87,969
1,520,061		Series 2631, Class FC, 2.058% (1-month USLIBOR +0.400%), 6/15/2033	1,527,513
307,271		Series 2671, Class F, 2.108% (1-month USLIBOR +0.450%), 9/15/2033	309,428
453,593		Series 2684, Class FV, 2.558% (1-month USLIBOR +0.900%), 10/15/2033	462,079
1,647,453		Series 2750, Class FG, 2.076% (1-month USLIBOR +0.400%), 2/15/2034	1,653,622
3,889,706		Series 2750, Class FH, 2.176% (1-month USLIBOR +0.500%), 2/15/2034	3,925,256
36,296		Series 2763, Class FB, 2.008% (1-month USLIBOR +0.350%), 4/15/2032	36,295
325,385		Series 2796, Class FD, 2.008% (1-month USLIBOR +0.350%), 7/15/2026	326,346
837,373		Series 2812, Class LF, 2.058% (1-month USLIBOR +0.400%), 6/15/2034	839,830
588,707		Series 3036, Class NF, 1.958% (1-month USLIBOR +0.300%), 8/15/2035	588,802
124,209		Series 3085, Class FW, 2.358% (1-month USLIBOR +0.700%), 8/15/2035	126,205
796,184		Series 3085, Class VF, 1.978% (1-month USLIBOR +0.320%), 12/15/2035	796,841
793,395		Series 3184, Class JF, 2.058% (1-month USLIBOR +0.400%), 7/15/2036	796,815
731,928		Series 3191, Class FE, 2.058% (1-month USLIBOR +0.400%), 7/15/2036	733,916
73,937		Series 3300, Class FA, 1.958% (1-month USLIBOR +0.300%), 8/15/2035	73,945
74,200		Series 3325, Class NF, 1.958% (1-month USLIBOR +0.300%), 8/15/2035	74,208
923,885		Series 3380, Class FP, 2.008% (1-month USLIBOR +0.350%), 11/15/2036	924,653
710,292		Series 3542, Class NF, 2.408% (1-month USLIBOR +0.750%), 7/15/2036	720,628
		TOTAL	22,916,597
		Federal National Mortgage Association REMIC—8.4%
124,839	[1]	Series 1993-165, Class FE, 2.776% (1-month USLIBOR +1.150%), 9/25/2023	125,757
55,977	[1]	Series 1993-62, Class FA, 2.236% (Cost of Funds—11th District - San Francisco +1.200%), 4/25/2023	56,543
109,578	[1]	Series 1998-22, Class FA, 2.058% (1-month USLIBOR +0.400%), 4/18/2028	109,518
27,254	[1]	Series 2000-34, Class F, 2.076% (1-month USLIBOR +0.450%), 10/25/2030	27,298
17,483	[1]	Series 2000-37, Class FA, 2.126% (1-month USLIBOR +0.500%), 11/25/2030	17,548
38,454	[1]	Series 2001-34, Class FB, 1.958% (1-month USLIBOR +0.300%), 12/18/2028	38,365

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$49,887	[1]	Series 2001-34, Class FL, 2.126% (1-month USLIBOR +0.500%), 8/25/2031	$50,220
340,284	[1]	Series 2001-46, Class F, 2.058% (1-month USLIBOR +0.400%), 9/18/2031	341,593
185,845	[1]	Series 2001-53, Class FX, 1.976% (1-month USLIBOR +0.350%), 10/25/2031	185,719
471,026	[1]	Series 2001-56, Class FG, 2.126% (1-month USLIBOR +0.500%), 10/25/2031	474,017
157,337	[1]	Series 2001-68, Class FD, 2.126% (1-month USLIBOR +0.500%), 12/25/2031	158,298
285,824	[1]	Series 2002-17, Class JF, 2.626% (1-month USLIBOR +1.000%), 4/25/2032	291,549
293,995	[1]	Series 2002-34, Class FC, 2.658% (1-month USLIBOR +1.000%), 12/18/2031	299,673
180,468	[1]	Series 2002-37, Class F, 2.426% (1-month USLIBOR +0.800%), 11/25/2031	182,752
9,786	[1]	Series 2002-39, Class FB, 2.208% (1-month USLIBOR +0.550%), 3/18/2032	9,894
180,538	[1]	Series 2002-4, Class FJ, 2.076% (1-month USLIBOR +0.450%), 2/25/2032	181,648
91,038	[1]	Series 2002-41, Class F, 2.176% (1-month USLIBOR +0.550%), 7/25/2032	91,735
909,028	[1]	Series 2002-47, Class NF, 2.626% (1-month USLIBOR +1.000%), 4/25/2032	927,453
130,690	[1]	Series 2002-52, Class FD, 2.126% (1-month USLIBOR +0.500%), 9/25/2032	131,916
175,914	[1]	Series 2002-53, Class FG, 2.726% (1-month USLIBOR +1.100%), 7/25/2032	180,114
597,433	[1]	Series 2002-58, Class FD, 2.226% (1-month USLIBOR +0.600%), 8/25/2032	604,283
205,217	[1]	Series 2002-64, Class FJ, 2.626% (1-month USLIBOR +1.000%), 4/25/2032	209,382
146,181	[1]	Series 2002-74, Class FV, 2.076% (1-month USLIBOR +0.450%), 11/25/2032	146,904
122,477	[1]	Series 2002-75, Class FD, 2.658% (1-month USLIBOR +1.000%), 11/18/2032	124,951
434,738	[1]	Series 2002-77, Class FH, 2.058% (1-month USLIBOR +0.400%), 12/18/2032	436,155
224,501	[1]	Series 2002-8, Class FA, 2.408% (1-month USLIBOR +0.750%), 3/18/2032	228,062
78,618	[1]	Series 2002-82, Class FB, 2.126% (1-month USLIBOR +0.500%), 12/25/2032	79,262
312,724	[1]	Series 2002-82, Class FC, 2.626% (1-month USLIBOR +1.000%), 9/25/2032	319,088
129,269	[1]	Series 2002-82, Class FG, 2.076% (1-month USLIBOR +0.450%), 12/25/2032	129,952
558,430	[1]	Series 2002-89, Class F, 1.926% (1-month USLIBOR +0.300%), 1/25/2033	559,810
247,752	[1]	Series 2002-9, Class FH, 2.126% (1-month USLIBOR +0.500%), 3/25/2032	250,160
125,088	[1]	Series 2002-90, Class FH, 2.126% (1-month USLIBOR +0.500%), 9/25/2032	126,092
1,215,545	[1]	Series 2002-93, Class FJ, 2.176% (1-month USLIBOR +0.550%), 1/25/2033	1,228,299
251,079	[1]	Series 2003-102, Class FT, 2.026% (1-month USLIBOR +0.400%), 10/25/2033	252,356
686,839	[1]	Series 2003-107, Class FD, 2.126% (1-month USLIBOR +0.500%), 11/25/2033	693,089
1,660,107	[1]	Series 2003-116, Class HF, 2.176% (1-month USLIBOR +0.550%), 11/25/2033	1,678,409
509,390	[1]	Series 2003-121, Class FD, 2.026% (1-month USLIBOR +0.400%), 12/25/2033	511,933
164,045	[1]	Series 2003-14, Class FT, 2.126% (1-month USLIBOR +0.500%), 3/25/2033	165,460
317,831	[1]	Series 2003-19, Class FY, 2.026% (1-month USLIBOR +0.400%), 3/25/2033	319,374
134,776	[1]	Series 2003-2, Class FA, 2.126% (1-month USLIBOR +0.500%), 2/25/2033	135,880
247,444	[1]	Series 2003-21, Class TF, 2.076% (1-month USLIBOR +0.450%), 3/25/2033	248,990
464,812	[1]	Series 2003-66, Class FA, 1.976% (1-month USLIBOR +0.350%), 7/25/2033	466,069
491,100	[1]	Series 2003-79, Class FC, 2.076% (1-month USLIBOR +0.450%), 8/25/2033	494,020
971,516	[1]	Series 2004-17, Class FT, 2.026% (1-month USLIBOR +0.400%), 4/25/2034	976,696
848,943	[1]	Series 2004-2, Class FW, 2.026% (1-month USLIBOR +0.400%), 2/25/2034	851,422
703,255	[1]	Series 2004-49, Class FN, 2.026% (1-month USLIBOR +0.400%), 7/25/2034	705,826
1,730,545	[1]	Series 2004-49, Class FQ, 2.076% (1-month USLIBOR +0.450%), 7/25/2034	1,738,699
1,397,554	[1]	Series 2004-51, Class FY, 2.006% (1-month USLIBOR +0.380%), 7/25/2034	1,401,387
627,405	[1]	Series 2004-53, Class FC, 2.076% (1-month USLIBOR +0.450%), 7/25/2034	632,117
429,643	[1]	Series 2004-64, Class FW, 2.076% (1-month USLIBOR +0.450%), 8/25/2034	432,884
580,133	[1]	Series 2005-104, Class FA, 2.026% (1-month USLIBOR +0.400%), 12/25/2035	582,628
127,569	[1]	Series 2006-60, Class FD, 2.056% (1-month USLIBOR +0.430%), 4/25/2035	127,601
2,974,389	[1]	Series 2006-75, Class FP, 1.926% (1-month USLIBOR +0.300%), 8/25/2036	2,975,659
572,714	[1]	Series 2006-79, Class DF, 1.976% (1-month USLIBOR +0.350%), 8/25/2036	573,562
848,077	[1]	Series 2006-81, Class FA, 1.976% (1-month USLIBOR +0.350%), 9/25/2036	850,778
1,851,673	[1]	Series 2006-90, Class FE, 2.076% (1-month USLIBOR +0.450%), 9/25/2036	1,863,540

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$981,094	[1]	Series 2006-98, Class FB, 1.936% (1-month USLIBOR +0.310%), 10/25/2036	$981,683
3,054,347		Series 2006-W1, Class 2AF1, 2.238%, 2/25/2046	3,028,343
976,115	[1]	Series 2008-52, Class FD, 1.976% (1-month USLIBOR +0.350%), 6/25/2036	977,429
15,364,658	[1]	Series 2012-116, Class FA, 1.926% (1-month USLIBOR +0.300%), 10/25/2042	15,349,012
6,410,272	[1]	Series 2016-63, Class AF, 2.126% (1-month USLIBOR +0.500%), 9/25/2046	6,450,003
15,212,727	[1]	Series 2018-95, Class FB, 2.026% (1-month USLIBOR +0.400%), 1/25/2049	15,275,659
		TOTAL	69,064,518
	[1]	Government National Mortgage Association REMIC—34.8%
262,261		Series 2004-59, Class FV, 1.897% (1-month USLIBOR +0.250%), 10/20/2033	262,045
676,909		Series 2009-96, Class GF, 2.108% (1-month USLIBOR +0.450%), 4/16/2039	678,159
10,880,957		Series 2010-62, Class PF, 2.147% (1-month USLIBOR +0.500%), 5/20/2040	10,965,701
6,508,348		Series 2011-23, Class KF, 2.058% (1-month USLIBOR +0.400%), 2/16/2041	6,537,364
4,937,070		Series 2011-51, Class FA, 2.047% (1-month USLIBOR +0.400%), 4/20/2041	4,958,877
10,248,935		Series 2011-H07, Class FA, 2.234% (1-month USLIBOR +0.500%), 2/20/2061	10,255,788
16,730,788		Series 2012-H15, Class FB, 2.234% (1-month USLIBOR +0.500%), 6/20/2062	16,744,437
4,807,616		Series 2012-H18, Class FA, 2.284% (1-month USLIBOR +0.550%), 8/20/2062	4,814,686
4,694,114		Series 2012-H18, Class SA, 2.314% (1-month USLIBOR +0.580%), 8/20/2062	4,709,356
9,081,893		Series 2012-H24, Class FC, 2.134% (1-month USLIBOR +0.400%), 10/20/2062	9,065,149
17,687,769		Series 2012-H25, Class BF, 2.114% (1-month USLIBOR +0.380%), 9/20/2062	17,661,701
14,834,589		Series 2012-H29, Class BF, 2.074% (1-month USLIBOR +0.340%), 11/20/2062	14,801,200
14,045,382		Series 2012-H29, Class CF, 2.074% (1-month USLIBOR +0.340%), 2/20/2062	13,993,359
2,432,676		Series 2012-H30, Class SA, 2.104% (1-month USLIBOR +0.370%), 12/20/2062	2,424,552
9,453,693		Series 2012-H31, Class FA, 2.084% (1-month USLIBOR +0.350%), 11/20/2062	9,431,247
24,075,161		Series 2015-H02, Class FA, 2.384% (1-month USLIBOR +0.650%), 1/20/2065	24,127,399
24,442,626		Series 2015-H06, Class FB, 2.384% (1-month USLIBOR +0.650%), 2/20/2065	24,497,488
3,795,727		Series 2016-116, Class DF, 2.047% (1-month USLIBOR +0.400%), 9/20/2046	3,799,743
19,950,194		Series 2016-120, Class FA, 2.047% (1-month USLIBOR +0.400%), 9/20/2046	19,958,910
16,617,061		Series 2016-147, Class AF, 2.047% (1-month USLIBOR +0.400%), 10/20/2046	16,620,826
15,863,670		Series 2017-4, Class FA, 2.047% (1-month USLIBOR +0.400%), 1/20/2047	15,870,791
24,499,463		Series 2019-10, Class FC, 2.097% (1-month USLIBOR +0.450%), 1/20/2049	24,616,267
27,787,992		Series 2019-6, Class FJ, 2.047% (1-month USLIBOR +0.400%), 1/20/2049	27,851,910
		TOTAL	284,646,955
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $378,719,059)	379,019,080
		GOVERNMENT AGENCIES—15.3%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—1.9%
5,000,000		1.645% (Secured Overnight Financing Rate +0.065%), 8/20/2021	4,996,903
5,000,000		1.655% (1-month USLIBOR -0.015%), 4/8/2020	5,000,543
4,000,000		1.675% (1-month USLIBOR +0.025%), 10/30/2020	4,001,781
1,250,000		1.700% (Secured Overnight Financing Rate +0.120%), 3/18/2021	1,250,664
		TOTAL	15,249,891
		Federal Home Loan Bank Notes—2.2%
2,000,000		1.690%, 4/28/2020	2,000,903
7,000,000		1.700%, 4/3/2020	7,001,743
4,000,000		1.720%, 4/16/2020	4,001,539
2,000,000		1.940%, 9/4/2020	2,000,094
3,000,000		1.950%, 6/17/2020	3,001,193
		TOTAL	18,005,472
	[2]	Federal Home Loan Bank System Discount Notes—2.2%
1,000,000		1.380%, 7/16/2020	994,862

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[2]	Federal Home Loan Bank System Discount Notes—continued
$500,000		1.385%, 7/14/2020	$497,469
2,000,000		1.565%, 5/20/2020	1,993,680
10,000,000		1.569%, 5/22/2020	9,967,600
3,000,000		1.580%, 3/18/2020	2,997,947
1,750,000		1.890%, 3/20/2020	1,748,652
		TOTAL	18,200,210
	[1]	Federal Home Loan Bank System Floating Rate Notes—8.0%
4,000,000		1.485% (3-month USLIBOR -0.245%), 5/11/2020	3,999,839
1,250,000		1.597% (1-month USLIBOR -0.050%), 8/20/2020	1,249,884
3,000,000		1.600% (Secured Overnight Financing Rate +0.020%), 8/28/2020	2,999,702
1,000,000		1.605% (Secured Overnight Financing Rate +0.025%), 9/28/2020	999,884
5,000,000		1.610% (Secured Overnight Financing Rate +0.030%), 3/6/2020	4,999,968
2,000,000		1.610% (Secured Overnight Financing Rate +0.030%), 8/5/2020	1,999,819
5,000,000		1.615% (Secured Overnight Financing Rate +0.035%), 6/19/2020	4,999,878
5,000,000		1.615% (Secured Overnight Financing Rate +0.035%), 2/25/2021	4,999,003
3,000,000		1.626% (3-month USLIBOR -0.115%), 11/5/2020	3,001,298
5,000,000		1.630% (Secured Overnight Financing Rate +0.050%), 1/22/2021	4,998,810
1,500,000		1.640% (Secured Overnight Financing Rate +0.060%), 5/6/2020	1,499,941
2,000,000		1.645% (Secured Overnight Financing Rate +0.065%), 3/26/2020	1,999,965
2,000,000		1.645% (Secured Overnight Financing Rate +0.065%), 2/26/2021	1,999,671
3,000,000		1.662% (1-month USLIBOR +0.050%), 3/27/2020	3,000,190
3,000,000		1.680% (Secured Overnight Financing Rate +0.100%), 7/17/2020	3,000,591
3,000,000		1.680% (Secured Overnight Financing Rate +0.100%), 12/23/2020	3,001,205
1,000,000		1.680% (Secured Overnight Financing Rate +0.100%), 2/22/2021	1,000,187
5,000,000		1.685% (Secured Overnight Financing Rate +0.105%), 10/1/2020	5,001,336
2,400,000		1.700% (Secured Overnight Financing Rate +0.120%), 10/7/2020	2,400,864
5,000,000		1.700% (Secured Overnight Financing Rate +0.120%), 2/28/2022	5,000,000
1,500,000		1.710% (Secured Overnight Financing Rate +0.130%), 10/16/2020	1,500,644
1,500,000		1.750% (Secured Overnight Financing Rate +0.170%), 4/9/2021	1,501,359
		TOTAL	65,154,038
	[1]	Federal Home Loan Mortgage Corporation Floating Rate Notes—1.0%
1,500,000		1.610% (Secured Overnight Financing Rate +0.030%), 2/24/2021	1,499,702
2,000,000		1.620% (Secured Overnight Financing Rate +0.040%), 9/10/2020	2,000,086
5,000,000		1.640% (Secured Overnight Financing Rate +0.060%), 6/14/2021	5,001,919
		TOTAL	8,501,707
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $125,094,739)	125,111,318
		MORTGAGE-BACKED SECURITIES—1.2%
		Federal National Mortgage Association—1.2%
9,323,594		2.000%, 1/1/2032	9,487,079
45,365		7.500%, 1/1/2032	53,392
151,374		7.500%, 8/1/2032	177,888
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,493,578)	9,718,359
		U.S. TREASURY—5.8%
	[2]	U.S. Treasury Bills—1.1%
3,000,000		United States Treasury Bills, 1.440%, 8/27/2020	2,983,589
750,000		United States Treasury Bills, 1.620%, 7/16/2020	746,341
2,000,000		United States Treasury Bills, 1.625%, 4/9/2020	1,997,071
3,000,000		United States Treasury Bills, 1.845%, 3/19/2020	2,997,878
		TOTAL	8,724,879

Principal Amount			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—4.7%
$10,000,000	[1]	United States Treasury Floating Rate Notes, 1.625% (91-day T-Bill +0.115%), 3/3/2020	$10,006,238
5,000,000	[1]	United States Treasury Floating Rate Notes, 1.649% (91-day T-Bill +0.139%), 3/3/2020	5,000,507
2,000,000	[1]	United States Treasury Floating Rate Notes, 1.664% (91-day T-Bill +0.154%), 3/3/2020	1,999,574
250,000		United States Treasury Note, 1.125%, 2/28/2021	250,108
11,000,000		United States Treasury Note, 1.375%, 4/30/2020	10,998,006
1,000,000		United States Treasury Note, 1.375%, 5/31/2020	999,905
3,000,000		United States Treasury Note, 1.500%, 5/31/2020	3,000,629
1,000,000		United States Treasury Note, 2.250%, 2/15/2021	1,010,988
500,000		United States Treasury Note, 2.500%, 6/30/2020	501,974
1,000,000		United States Treasury Note, 2.500%, 2/28/2021	1,013,924
500,000		United States Treasury Note, 2.625%, 8/31/2020	503,380
2,000,000		United States Treasury Note, 2.625%, 11/15/2020	2,020,549
1,000,000		United States Treasury Note, 2.750%, 9/30/2020	1,008,828
		TOTAL	38,314,610
		TOTAL U.S. TREASURY (IDENTIFIED COST $46,994,747)	47,039,489
		REPURCHASE AGREEMENTS—31.0%
100,000,000		Interest in $400,000,000 joint repurchase agreement 1.60%, dated 2/28/2020 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $400,053,333 on 3/2/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2066 and the market value of those underlying securities was $409,740,359.	100,000,000
153,469,000		Interest in $1,638,000,000 joint repurchase agreement 1.61%, dated 2/28/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,638,219,765 on 3/2/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2047 and the market value of those underlying securities was $1,670,984,160.	153,469,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $253,469,000)	253,469,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $817,365,421)	817,987,680
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(172,098)
		TOTAL NET ASSETS—100%	$817,815,582
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit